Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2012
Accrued liabilities and other current liabilities
13.	Accrued liabilities and other current liabilities

	December 31,
	2011	2012
	RMB	RMB

Accrued salaries and welfare	25,902	54,688
Accrued revenue sharing fees	1,148	19,504
Accrued bandwidth costs	5,801	15,679
Value added taxes payable	—	8,718
Business and other taxes payable	7,028	7,422
Accrued listing expenses	—	7,020
Accrued technology service fee	—	2,162
Deposits from advertising customers	6,250	1,750
Others	2,942	3,346

Total	49,071	120,289